UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 31, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greylin Investment Management Inc
Address: 5068 W. Plano Parkway
         Suite 277
         Plano, TX  75093

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      D. Gregory Parkinson
Title:     President
Phone:     972.931.4808

Signature, Place, and Date of Signing:

     D. Gregory Parkinson     Plano, TX     October 24, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     105

Form13F Information Table Value Total:     $100,545 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories         COM                 002824100      254     4900 SH       SOLE                     4900
Agilent Technologies        COM                 00846u101      352    18026 SH       SOLE                    18026
Albertson's Inc             COM                 013104104      554    17375 SH       SOLE                    17375
Amer Home Prod              COM                 026609107     1383    23750 SH       SOLE                    23750
American Express            COM                 025816109     3149   108350 SH       SOLE                   108350
AT&T Wireless               COM                 00209a106      224    14971 SH       SOLE                    14971
B I S Y S Group Inc         COM                 055472104      477     9000 SH       SOLE                     9000
Baker Hughes                COM                 057224107      945    32650 SH       SOLE                    32650
Banc One                    COM                 06423A103     1735    55125 SH       SOLE                    55125
Bank of New York Inc        COM                 064057102      367    10480 SH       SOLE                    10480
BellSouth Cap Fdg 7.375%    PFD                                211     8000 SH       SOLE                     8000
Berkshire Hathaway Class B  COM                 084670207    13276     5698 SH       SOLE                     5698
Biomet Incorporated         COM                 090613100      350    11950 SH       SOLE                    11950
Boeing                      COM                 097023105     1248    37257 SH       SOLE                    37257
BP PLC ADR                  COM                 055622104      788    16016 SH       SOLE                    16016
Bristol-Myers Squibb        COM                 110122108     1646    29629 SH       SOLE                    29629
Chevron Corporation         COM                 166751107      405     4775 SH       SOLE                     4775
Chico's FAS Inc             COM                 168615102      259    11000 SH       SOLE                    11000
cisco Systems               COM                 17275R102      126    10375 SH       SOLE                    10375
Citigroup Inc               COM                 172967101      676    16699 SH       SOLE                    16699
Compaq                      COM                 204493100      488    58758 SH       SOLE                    58758
Conoco Class A              COM                 208251306      648    25475 SH       SOLE                    25475
Cooper Industries           COM                 216669101     1278    30826 SH       SOLE                    30826
Cree Inc                    COM                 225447101      223    15075 SH       SOLE                    15075
Deere & Company             COM                 244199105      331     8810 SH       SOLE                     8810
Duke Capital Pfd 7.375%     PFD                                346    13800 SH       SOLE                    13800
Duke Capital Pfd 8.375%     PFD                                538    19900 SH       SOLE                    19900
Duke Weeks Rlt Pf 8.25%     PFD                                251    10000 SH       SOLE                    10000
E*Trade Group               COM                 269246104       96    15820 SH       SOLE                    15820
Eastman Kodak               COM                 277461109      510    15665 SH       SOLE                    15665
Electronic Data Systems     COM                 285661104     1842    31988 SH       SOLE                    31988
Exxon Mobil Corp            COM                 30231G102     4134   104936 SH       SOLE                   104936
Fedex Corp                  COM                 31428X106     1468    39955 SH       SOLE                    39955
Fidelity Magellan Fd                                           297     3158 SH       SOLE                     3158
First Ind Rlty Pfd 7.9%     PFD                                439    19600 SH       SOLE                    19600
Ford Motor                  COM                 345370860     1626    93702 SH       SOLE                    93702
Gannett                     COM                 364730101     1790    29780 SH       SOLE                    29780
Gateway Inc                 COM                 367626108      303    55635 SH       SOLE                    55635
General Electric            COM                 369604103     1087    29216 SH       SOLE                    29216
General Mills               COM                 370334104      218     4800 SH       SOLE                     4800
General Motors              COM                 370442105     2140    49874 SH       SOLE                    49874
Gillette                    COM                 375766102      748    25100 SH       SOLE                    25100
Great Lakes Chemical        COM                 390568103      455    20600 SH       SOLE                    20600
H & R Block Inc             COM                 093671105     1647    42700 SH       SOLE                    42700
Halliburton                 COM                 406216101     1672    74150 SH       SOLE                    74150
Hewlett-Packard             COM                 428236103     1472    91454 SH       SOLE                    91454
Home Depot Inc              COM                 437076102     1742    45398 SH       SOLE                    45398
Honeywell Intl Inc          COM                 438516106      459    17373 SH       SOLE                    17373
Hubbell Inc Cl B            COM                 443510201      586    20100 SH       SOLE                    20100
Hughes Electronics          COM                 370442832      707    53048 SH       SOLE                    53048
Int'l Business Machines     COM                 459200101     1163    12598 SH       SOLE                    12598
Int'l Flavors & Frag        COM                 459506101     1566    56565 SH       SOLE                    56565
Int'l Paper Pfd 7.875%      PFD                                665    26600 SH       SOLE                    26600
Invesco Strategic Fin                                          205     7597 SH       SOLE                     7597
J.P. Morgan Chase           COM                 46625H100      449    13159 SH       SOLE                    13159
Johnson & Johnson           COM                 478160104     1002    18093 SH       SOLE                    18093
Kimberly-Clark Corp         COM                 494368103      560     9030 SH       SOLE                     9030
Lilly Eli & Company         COM                 532457108      543     6727 SH       SOLE                     6727
Lockheed Martin Corp        COM                 539830109     1525    34850 SH       SOLE                    34850
Lowe's Companies            COM                 548661107     1545    48820 SH       SOLE                    48820
Luby's Inc                  COM                 549282101       74    10400 SH       SOLE                    10400
Lucent Technologies         COM                 549463107       80    13900 SH       SOLE                    13900
Masco Corp                  COM                 574599106     1182    57850 SH       SOLE                    57850
Matthews Korea Fd                                              116    47685 SH       SOLE                4    7685
MBNA Corp                   COM                 55262L100      924    30498 SH       SOLE                    30498
McDonalds Corp              COM                 580135101     1873    69000 SH       SOLE                    69000
Mellon Financial            COM                 58551A108     1773    54850 SH       SOLE                    54850
Migratec Inc                COM                                  9    20000 SH       SOLE                    20000
Minn Mining & Mfg           COM                 604059105      234     2380 SH       SOLE                     2380
Moody's Corporation         COM                 615369105     1022    27625 SH       SOLE                    27625
Motorola                    COM                 620076109     2804   179750 SH       SOLE                   179750
New Plan Excel Realty       COM                 648053106      811    47450 SH       SOLE                    47450
Nike Inc Cl B               COM                 654106103     1050    22425 SH       SOLE                    22425
OmniSky Corp                COM                                  5    21000 SH       SOLE                    21000
Palm Inc                    COM                 696642107      128    87773 SH       SOLE                    87773
Pepsico                     COM                 713448108     1691    34860 SH       SOLE                    34860
Pfizer Incorporated         COM                 717081103      555    13850 SH       SOLE                    13850
Philip Morris               COM                 718154107      423     8755 SH       SOLE                     8755
PNC Financial Services      COM                 693475105     1036    18100 SH       SOLE                    18100
Procter & Gamble            COM                 742718109      216     2962 SH       SOLE                     2962
Rowan Companies             COM                 779382100      348    28100 SH       SOLE                    28100
Royce Total Return Fd                                           78    10123 SH       SOLE                1     123
Sabine Royalty Trust        COM                 785688102      567    27500 SH       SOLE                    27500
SBC Communications          COM                 78387G103      200     4251 SH       SOLE                     4251
Schering Plough Corp        COM                 806605101     1031    27800 SH       SOLE                    27800
Schlumberger                COM                 806857108      913    19970 SH       SOLE                    19970
Sealed Air $2.00 Cv Pfd                                       1364    34525 SH       SOLE                    34525
Sealed Air Corp             COM                 81211K100      715    19600 SH       SOLE                    19600
Sprint Corp (FON Group)     COM                 852061100      577    24028 SH       SOLE                    24028
Stewart Enterprises         COM                 860370105       90    15600 SH       SOLE                    15600
Tellabs Inc                 COM                 879664100      470    47550 SH       SOLE                    47550
Texaco                      COM                 881694103      315     4850 SH       SOLE                     4850
Thomas & Betts              COM                 884315102     2736   156527 SH       SOLE                   156527
Tricon Global Rest          COM                 895953107     1460    37225 SH       SOLE                    37225
U S Bancorp                 COM                 902973304     1723    77700 SH       SOLE                    77700
UDS Pfd 8.32%               PFD                                346    13900 SH       SOLE                    13900
United Technologies         COM                 913017109      316     6800 SH       SOLE                     6800
USG Corp                    COM                 903293405      133    35600 SH       SOLE                    35600
Wachovia Corp               COM                 929771103     2401    77450 SH       SOLE                    77450
Wal-Mart de Mx Sr C         COM                                 19    10000 SH       SOLE                    10000
Weingarten Realty           COM                 948741103      248     5100 SH       SOLE                     5100
Weingarten Rlty Pfd 7.44%   PFD                                379    15200 SH       SOLE                    15200
Wendy's International       COM                 950590109      286    10728 SH       SOLE                    10728
Worldcom Inc-Worldcom Grp   COM                 981570106      284    18851 SH       SOLE                    18851
Xerox Corp                  COM                 984121103      351    45250 SH       SOLE                    45250